25 Reserves (Details)	12 Months Ended
Dec. 31, 2020
Share premium [member]
ReservesLineItems [Line Items]
Description of nature and purpose of reserves within equity	Amount subscribed for share capital in excess of nominal value.
Merger Reserve [member]
ReservesLineItems [Line Items]
Description of nature and purpose of reserves within equity	Represents the difference between the fair value and nominal value of shares issued on the acquisition of subsidiary companies where the Company has elected to take advantage of merger relief.
Foreign exchange reserve [member]
ReservesLineItems [Line Items]
Description of nature and purpose of reserves within equity	Gains/losses arising on retranslating the net assets of overseas operations into sterling.
Accumulated deficit [member]
ReservesLineItems [Line Items]
Description of nature and purpose of reserves within equity	All other net gains and losses and transactions with owners (e.g. dividends) not recognised elsewhere.
Warrant reserve [member]
ReservesLineItems [Line Items]
Description of nature and purpose of reserves within equity	Represents the fair value of warrants denominated in £ at the date of grant.